Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Current assets:
Cash and cash equivalents	$ 10,757,461	$ 10,360,721
Restricted cash on deposit	60,193	69,901
Accounts receivable, net	113,093	1,051,024
Inventories, net	1,198,117	1,352,970
Prepaid and other current assets	441,537	295,814
Deferred financing costs	545,825	0
Refundable income tax credit	0	91,191
Notes receivable	159,107	0
Total current assets	13,275,333	13,221,621
Long-term assets:
Property, plant and equipment, net	4,164,912	4,382,203
Investment in investee company	2,408,528	1,646,240
Goodwill	803,079	803,079
Total assets	20,651,852	20,053,143
Current liabilities:
Current maturities of bank loans and notes payable	324,626	351,142
Accounts payable	1,056,744	589,642
Accrued expenses	1,129,166	2,621,479
Customer deposits	1,177,155	741,145
Accrued compensation and benefits	235,351	195,181
Total current liabilities	3,923,042	4,498,589
Long-term liabilities:
Bank loans and notes payable, net of current maturities	1,053,581	2,045,127
Total liabilities	4,976,623	6,543,716
Equity
Series B redeemable convertible preferred stock ($0.01 par value, $1,000 face value) 3,000 shares authorized and issued, 2,575 shares outstanding, preference in liquidation of $5,635,866 and $5,347,994 as of June 30, 2015 and June 30, 2014, respectively	26	26
Common stock ($0.01 par value); 150,000,000 authorized, 39,129,334 and 25,651,389 shares issued and outstanding as of June 30, 2015 and June 30, 2014, respectively	1,099,608	964,828
Additional paid-in capital	117,104,936	102,286,450
Accumulated deficit	(102,674,049)	(89,788,242)
Accumulated other comprehensive loss	(1,589,486)	(1,599,875)
Total EnSync, Inc. Equity	13,941,035	11,863,187
Noncontrolling interest	1,734,194	1,646,240
Total equity	15,675,229	13,509,427
Total liabilities and equity	$ 20,651,852	$ 20,053,143